UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

Value Line Asset Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/15 is included with this Form.

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (69.4%)

	CONSUMER DISCRETIONARY (5.6%)
1,600	AutoZone, Inc. *	$1,067,040
13,800	BorgWarner, Inc.	784,392
29,000	Brinker International, Inc.	1,671,850
8,400	Buffalo Wild Wings, Inc. *	1,316,196
8,100	Domino’s Pizza, Inc.	918,540
28,000	LKQ Corp. *	846,860
9,000	Luxottica Group S.p.A. ADR	598,050
12,100	O’Reilly Automotive, Inc. *	2,734,358
5,500	Pool Corp.	385,990
44,000	TJX Companies, Inc. (The)	2,911,480
20,800	VF Corp.	1,450,592
26,000	Wolverine World Wide, Inc.	740,480
		15,425,828

	CONSUMER STAPLES (8.0%)
4,600	Boston Beer Co., Inc. (The) Class A *	1,067,154
38,000	BRF S.A. ADR	794,580
3,300	British American Tobacco PLC ADR	357,225
2,000	Brown-Forman Corp. Class B	200,360
14,300	Casey’s General Stores, Inc.	1,369,082
36,800	Church & Dwight Co., Inc.	2,985,584
6,900	Coca-Cola Femsa, S.A.B. de C.V. ADR	548,205
17,000	Costco Wholesale Corp.	2,296,020
25,000	CVS Health Corp.	2,622,000
9,400	Energizer Holdings, Inc.	1,236,570
53,175	Flowers Foods, Inc.	1,124,651
5,400	Fomento Economico Mexicano S.A.B. de C.V. ADR	481,086
27,600	Hormel Foods Corp.	1,555,812
7,000	Ingredion, Inc.	558,670
4,800	J&J Snack Foods Corp.	531,216
9,400	McCormick & Co., Inc.	760,930
6,400	Nestle SA ADR	461,824
18,000	PepsiCo, Inc.	1,680,120
19,000	Reynolds American, Inc.	1,418,540
		22,049,629

	ENERGY (1.6%)
6,000	Atwood Oceanics, Inc. (1)	158,640
2,600	Core Laboratories N.V. (1)	296,504
20,800	Enbridge, Inc.	973,232
23,000	EQT Corp.	1,870,820
11,400	FMC Technologies, Inc. *	472,986
12,000	ONEOK, Inc.	473,760
		4,245,942

	FINANCIALS (4.9%)
10,000	ACE Ltd.	1,016,800
11,200	Affiliated Managers Group, Inc. *	2,448,320
3,700	Alleghany Corp. *	1,734,412
7,400	American Tower Corp. REIT	690,346
11,700	Arch Capital Group Ltd. *	783,432
5,600	BOK Financial Corp. (1)	389,648

Shares		Value
3,900	Enstar Group Ltd. *	$604,305
2,400	Intercontinental Exchange, Inc.	536,664
5,800	M&T Bank Corp.	724,594
11,400	PRA Group, Inc. *(1)	710,334
9,600	Prosperity Bancshares, Inc.	554,304
3,000	RenaissanceRe Holdings Ltd.	304,530
18,800	RLI Corp.	966,132
10,100	Signature Bank *	1,478,539
10,000	Wells Fargo & Co.	562,400
		13,504,760

	HEALTH CARE (10.2%)
3,600	Akorn, Inc. *	157,176
11,000	Alexion Pharmaceuticals, Inc. *	1,988,470
1,031	Allergan PLC *	312,867
16,000	Becton, Dickinson & Co.	2,266,400
10,600	C.R. Bard, Inc.	1,809,420
22,200	Cerner Corp. *	1,533,132
8,800	DENTSPLY International, Inc.	453,640
8,800	Express Scripts Holding Co. *	782,672
19,500	Henry Schein, Inc. *	2,771,340
29,200	IDEXX Laboratories, Inc. *	1,872,888
13,400	Illumina, Inc. *	2,926,024
12,500	McKesson Corp.	2,810,125
30,600	Mednax, Inc. *	2,267,766
8,400	Mettler-Toledo International, Inc. *	2,868,264
10,000	Novo Nordisk A/S ADR	547,600
4,600	PAREXEL International Corp. *	295,826
18,300	Thermo Fisher Scientific, Inc.	2,374,608
		28,038,218

	INDUSTRIALS (21.3%)
14,600	Acuity Brands, Inc.	2,627,708
7,600	Advisory Board Co. (The) *	415,492
36,875	AMETEK, Inc.	2,020,013
36,800	Canadian National Railway Co.	2,125,200
9,600	Canadian Pacific Railway Ltd.	1,538,208
14,400	Carlisle Companies, Inc.	1,441,728
39,500	CLARCOR, Inc.	2,458,480
17,000	Copart, Inc. *	603,160
31,400	Danaher Corp.	2,687,526
15,000	Equifax, Inc.	1,456,350
4,800	Esterline Technologies Corp. *	457,632
11,800	Franklin Electric Co., Inc.	381,494
14,000	General Dynamics Corp.	1,983,660
15,000	Healthcare Services Group, Inc.	495,750
19,787	HEICO Corp. (1)	1,153,582
24,100	IDEX Corp.	1,893,778
14,200	IHS, Inc. Class A *	1,826,546
9,000	ITT Corp.	376,560
3,000	J.B. Hunt Transport Services, Inc.	246,270
14,400	Kansas City Southern	1,313,280
20,700	Kirby Corp. *	1,586,862
14,200	Lincoln Electric Holdings, Inc.	864,638
13,000	Middleby Corp. (The) *	1,458,990
6,000	Nordson Corp.	467,340
23,000	Republic Services, Inc.	900,910
64,000	Rollins, Inc.	1,825,920
16,900	Roper Technologies, Inc.	2,914,574

1

June 30, 2015

Shares		Value
15,000	Rush Enterprises, Inc. Class A *	$393,150
6,000	Ryanair Holdings PLC ADR	428,100
13,400	Snap-on, Inc.	2,133,950
20,200	Stericycle, Inc. *	2,704,982
26,500	Teledyne Technologies, Inc. *	2,796,015
41,300	Toro Co. (The)	2,799,314
22,200	Union Pacific Corp.	2,117,214
18,000	United Technologies Corp.	1,996,740
3,000	W.W. Grainger, Inc.	709,950
23,600	Wabtec Corp.	2,224,064
61,750	Waste Connections, Inc.	2,909,660
		58,734,790

	INFORMATION TECHNOLOGY (11.0%)
17,000	Accenture PLC Class A	1,645,260
10,400	Alliance Data Systems Corp. *	3,036,176
42,800	Amphenol Corp. Class A	2,481,116
32,500	ANSYS, Inc. *	2,965,300
4,200	Apple, Inc.	526,785
16,000	Automatic Data Processing, Inc.	1,283,680
11,000	Fidelity National Information Services, Inc.	679,800
36,600	Fiserv, Inc. *	3,031,578
12,200	Global Payments, Inc.	1,262,090
15,400	Intuit, Inc.	1,551,858
10,100	j2 Global, Inc.	686,194
32,000	MasterCard, Inc. Class A	2,991,360
7,000	Open Text Corp.	283,710
31,000	Salesforce.com, Inc. *	2,158,530
9,800	Trimble Navigation Ltd. *	229,908
10,800	Tyler Technologies, Inc. *	1,397,304
16,000	Ultimate Software Group, Inc. (The) *	2,629,440
13,800	WEX, Inc. *	1,572,786
		30,412,875

	MATERIALS (5.6%)
12,100	Airgas, Inc.	1,279,938
7,000	AptarGroup, Inc.	446,390
16,200	Ball Corp.	1,136,430
23,000	Crown Holdings, Inc. *	1,216,930
25,000	Ecolab, Inc.	2,826,750
22,000	FMC Corp.	1,156,100
15,000	Packaging Corp. of America	937,350
11,400	Praxair, Inc.	1,362,870
8,400	Sigma-Aldrich Corp.	1,170,540
35,800	Silgan Holdings, Inc.	1,888,808
25,000	Valspar Corp. (The)	2,045,500
		15,467,606

	TELECOMMUNICATION SERVICES (0.8%)
18,400	SBA Communications Corp. Class A *	2,115,448

	UTILITIES (0.4%)
7,800	Cleco Corp.	420,030
4,000	ITC Holdings Corp.	128,720
15,000	Questar Corp.	313,650

Shares		Value
3,000	Southwest Gas Corp.	$159,630
		1,022,030

	TOTAL COMMON STOCKS (Cost $132,596,588) (69.4%)	191,017,126

Principal
Amount		Value
ASSET-BACKED SECURITIES (0.7%)
$100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.92%, 9/20/19 (2)	99,678
350,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	352,298
201,000	Capital Auto Receivables Asset Trust, Series 2013-4, Class A3, 1.09%, 3/20/18	201,225
150,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	150,351
100,000	Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A3, 1.27%, 5/15/19 (2)	100,232
151,000	Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	150,989
250,000	Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10%, 11/15/17	250,267
250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	253,092
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	101,248
200,000	Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20	199,864
100,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	103,935

	TOTAL ASSET-BACKED SECURITIES (Cost $1,966,733) (0.7%)	1,963,179

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.1%)
210,000	Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.92%, 5/10/45 (3)	213,491
150,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	156,112
226,635	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	238,270
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	252,236

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$200,000	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.68%, 8/25/45 (2)(3)	$207,275
124,180	FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.19%, 12/25/45 (2)(3)	127,826
250,000	GNMA, Series 2013-12, Class B, 2.32%, 11/16/52 (3)	240,592
325,000	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (3)	326,844
150,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	155,509
113,515	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (3)	121,868
350,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	363,097
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A2, 3.00%, 10/15/46	155,105
404,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	414,245
145,002	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.23%, 4/25/45 (3)	145,678

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,208,607) (1.1%)	3,118,148

CORPORATE BONDS & NOTES (9.6%)

	BASIC MATERIALS (0.3%)
200,000	ArcelorMittal, Senior Unsecured Notes, 5.25%, 2/25/17	207,750
200,000	Glencore Funding LLC, Guaranteed Notes, 4.13%, 5/30/23 (2)	193,483
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	204,670
150,000	Mosaic Co. (The), Senior Unsecured Notes, 4.25%, 11/15/23	154,234
150,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19	157,875
		918,012

	COMMUNICATIONS (1.0%)
150,000	Baidu, Inc., Senior Unsecured Notes, 2.75%, 6/9/19 (1)	150,075
150,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	146,572
150,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	185,369
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 4.60%, 2/15/21 (1)	266,336
250,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24 (1)	252,157

Principal Amount		Value
$250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 3.50%, 3/1/23 (1)	$235,792
250,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	256,875
100,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20	98,513
100,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, 11/15/20	104,000
200,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	225,956
250,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (2)	256,680
250,000	Time Warner, Inc., Guaranteed Notes, 3.15%, 7/15/15	250,260
87,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, 9/15/16	88,412
100,000	Viacom, Inc., Senior Unsecured Notes, 3.88%, 4/1/24	97,915
		2,614,912

	CONSUMER, CYCLICAL (1.0%)
250,000	American Honda Finance Corp., Senior Unsecured Notes, 2.13%, 2/28/17 (2)	254,253
200,000	CVS Health Corp., Senior Unsecured Notes, 6.60%, 3/15/19 (1)	231,226
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20 (1)	149,205
200,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17	198,962
250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, 1/16/18	252,324
250,000	General Motors Financial Co., Inc., Guaranteed Notes, 2.40%, 4/10/18 (1)	250,621
100,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	100,469
150,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21	164,907
150,000	Macy’s Retail Holdings, Inc., Guaranteed Notes, 4.38%, 9/1/23	158,182
150,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (2)	151,199
200,000	Nordstrom, Inc., Senior Unsecured Notes, 5.00%, 1/15/44	210,790
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22	155,146
100,000	Ryland Group, Inc. (The), Guaranteed Notes, 6.63%, 5/1/20	111,000
200,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 7.38%, 11/15/15 (1)	204,471
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23 (1)	244,940
		2,837,695

	CONSUMER, NON-CYCLICAL (1.3%)
150,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	147,545

3

June 30, 2015

Principal Amount		Value
$200,000	Actavis Funding SCS, Guaranteed Notes, 2.45%, 6/15/19 (1)	$199,202
150,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	144,303
150,000	Amgen, Inc., Senior Unsecured Notes, 2.13%, 5/15/17	152,365
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	156,179
250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21	245,000
250,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	255,810
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	150,538
250,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	254,075
150,000	HJ Heinz Co., Secured Notes, 4.25%, 10/15/20 (1)	153,187
100,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45 (2)	92,069
100,000	Kroger Co. (The), Senior Unsecured Notes, 2.95%, 11/1/21	99,360
350,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	368,971
100,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	103,250
350,000	Mylan, Inc., Guaranteed Notes, 1.35%, 11/29/16	348,937
150,000	NYU Hospitals Center, Unsecured Notes, 4.78%, 7/1/44	147,929
100,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	94,898
100,000	Service Corp. International, Senior Unsecured Notes, 7.00%, 6/15/17	107,500
165,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	164,982
50,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	49,934
150,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (2)	151,310
		3,587,344

	ENERGY (0.4%)
150,000	Anadarko Petroleum Corp., Senior Unsecured Notes, 6.38%, 9/15/17	164,611
100,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17 (1)	96,790
100,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	95,030
150,000	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 2.65%, 2/1/19	148,751
100,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	98,009
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.63%, 6/15/45	99,383
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22 (1)	209,893
100,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	105,683

Principal Amount		Value
$50,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	$56,470
		1,074,620

	FINANCIAL (4.4%)
100,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	96,544
100,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, 12/15/18	103,000
200,000	Ally Financial, Inc., Guaranteed Notes, 4.75%, 9/10/18	206,250
250,000	American Express Co., Senior Unsecured Notes, 0.87%, 5/22/18 (3)	249,218
250,000	American International Group, Inc., Senior Unsecured Notes, 3.38%, 8/15/20	258,767
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(2)	251,391
250,000	AvalonBay Communities, Inc. MTN, Senior Unsecured Notes, 3.45%, 6/1/25	245,834
150,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21	164,475
200,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	203,515
200,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	219,702
300,000	Bank of China Hong Kong Ltd., Senior Unsecured Notes, 3.75%, 11/8/16 (2)	309,426
250,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	279,149
200,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	202,924
100,000	CIT Group, Inc., Senior Unsecured Notes, 4.25%, 8/15/17	101,500
100,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44 (1)	101,803
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	248,301
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Guaranteed Notes, 3.95%, 11/9/22	249,966
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (2)	251,541
250,000	Deutsche Bank AG, Senior Unsecured Notes, 1.88%, 2/13/18	249,235
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	218,872
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	242,918
150,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	157,203
100,000	First Horizon National Corp., Senior Unsecured Notes, 5.38%, 12/15/15	101,533
250,000	General Electric Capital Corp. MTN, Guaranteed Notes, 1.03%, 8/11/15 (3)	249,989
500,000	General Electric Capital Corp. MTN, Guaranteed Notes, 3.35%, 10/17/16	515,786
275,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 10/1/16 (1)	290,145

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$125,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	$146,619
182,000	HCP, Inc., Senior Unsecured Notes, 3.15%, 8/1/22 (1)	175,254
100,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	99,771
150,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	162,926
150,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22 (1)	157,046
250,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (2)	278,750
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.15%, 7/5/16	510,125
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	196,655
250,000	Korea Development Bank (The), Senior Unsecured Notes, 4.00%, 9/9/16	258,112
150,000	Lloyds Bank PLC, Guaranteed Notes, 3.50%, 5/14/25	147,275
50,000	Macquarie Bank Ltd., Senior Unsecured Notes, 5.00%, 2/22/17 (1)(2)	52,808
100,000	Mizuho Bank, Ltd., Guaranteed Notes, 3.20%, 3/26/25 (2)	98,097
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	531,854
200,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19 (1)	201,848
250,000	PNC Bank NA, Senior Unsecured Notes, 1.30%, 10/3/16	251,051
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	145,124
250,000	ProLogis L.P., Guaranteed Notes, 3.35%, 2/1/21 (1)	255,369
250,000	Regions Financial Corp., Senior Unsecured Notes, 2.00%, 5/15/18	249,832
150,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, 3/31/17	149,237
150,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 3.00%, 9/24/15 (1)	150,414
150,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20 (1)	147,467
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	247,016
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19 (1)	151,068
100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	100,761
150,000	UBS AG MTN, Senior Unsecured Notes, 2.35%, 3/26/20 (1)	148,956
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	251,318
150,000	Wells Fargo & Co., Senior Unsecured Notes, 5.63%, 12/11/17	164,808
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23 (1)	248,646

Principal Amount		Value
$150,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	$177,559
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	118,477
255,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21 (1)	292,092
		12,035,322

	INDUSTRIAL (0.5%)
150,000	Ball Corp., Guaranteed Notes, 5.25%, 7/1/25	148,312
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20 (1)	261,404
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.45%, 3/15/43	96,997
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.15%, 4/1/45	92,231
100,000	Lafarge S.A., Senior Unsecured Notes, 6.20%, 7/9/15 (2)	99,955
234,000	Masco Corp., Senior Unsecured Notes, 6.13%, 10/3/16	246,285
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	244,983
100,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	98,441
		1,288,608

	TECHNOLOGY (0.3%)
100,000	Altera Corp., Senior Unsecured Notes, 1.75%, 5/15/17	100,714
100,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	100,321
150,000	Micron Technology, Inc., Senior Unsecured Notes, 5.25%, 8/1/23 (1)(2)	143,813
250,000	QUALCOMM, Inc., Senior Unsecured Notes, 3.45%, 5/20/25	243,620
250,000	Seagate HDD Cayman, Guaranteed Notes, 4.75%, 1/1/25 (2)	248,463
		836,931

	UTILITIES (0.4%)
100,000	Consumers Energy Co., 3.13%, 8/31/24	99,317
150,000	Dominion Resources, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	152,782
200,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19 (1)	219,961
250,000	Florida Power & Light Co., 4.95%, 6/1/35	274,358
100,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	101,365

5

June 30, 2015

Principal Amount		Value
$250,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	$250,603
		1,098,386

	TOTAL CORPORATE BONDS & NOTES (Cost $26,446,381) (9.6%)	26,291,830

FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
100,000	Colombia Government International Bond, Senior Unsecured Notes, 5.00%, 6/15/45	92,500
500,000	International Bank for Reconstruction & Development, Senior Unsecured Notes, 0.50%, 4/15/16	500,533
250,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20 (1)	275,625
150,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	156,938

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,021,942) (0.4%)	1,025,596

LONG-TERM MUNICIPAL SECURITIES (0.6%)
185,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	190,396
100,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	129,174
50,000	City of Huntsville, Build America Bonds, General Obligation Unlimited, Series. B, 2.41%, 9/1/16	50,652
200,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	203,456
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A, 3.65%, 2/1/28	199,076
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	95,350
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	326,825
140,000	State of California, Build America Bonds, General Obligation Unlimited, 5.70%, 11/1/21	165,092
100,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	107,392

Principal Amount		Value
$250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	$244,528

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,725,651) (0.6%)	1,711,941

SHORT-TERM MUNICIPAL SECURITIES (0.1%)
250,000	Illinois State, General Obligation Unlimited, 4.96%, 3/1/16	255,823

	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $256,485) (0.1%)	255,823

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.4%)
500,000	FHLB, 2.88%, 9/11/20	526,255
500,000	FHLMC, 1.00%, 7/28/17	502,328
500,000	FHLMC, 0.75%, 1/12/18	497,510
500,000	FHLMC, 1.75%, 5/30/19	505,441
233,287	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	231,693
381,089	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	404,223
71,000	FHLMC Gold PC Pool #C03516, 4.00%, 9/1/40	75,227
370,279	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	391,621
519,589	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	560,709
80,781	FHLMC Gold PC Pool #G06927, 5.00%, 2/1/37	89,453
26,802	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	27,637
60,003	FHLMC Gold PC Pool #J03316, 5.00%, 9/1/21	63,055
399,536	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	422,068
255,718	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	271,037
368,949	FHLMC Gold PC Pool #Q05714, 4.00%, 1/1/42	391,084
191,694	FHLMC Gold PC Pool #Q23433, 4.00%, 12/1/43	202,770
500,000	FNMA, 0.38%, 12/21/15	500,356
212,109	FNMA, 4.50%, 4/1/40	229,754
43,242	FNMA, 4.50%, 7/1/40	46,878
175,579	FNMA Pool #745275, 5.00%, 2/1/36	194,199
169,415	FNMA Pool #890585, 5.00%, 3/1/39	187,360
10,718	FNMA Pool #910242, 5.00%, 3/1/37	11,847
20,565	FNMA Pool #975116, 5.00%, 5/1/38	22,684
1,077	FNMA Pool #976734, 5.00%, 3/1/38	1,187
356,073	FNMA Pool #995245, 5.00%, 1/1/39	392,770
207,469	FNMA Pool #AA7720, 4.00%, 8/1/39	219,828
482,437	FNMA Pool #AB1259, 5.00%, 7/1/40	533,504
337,717	FNMA Pool #AB1796, 3.50%, 11/1/40	348,922
190,528	FNMA Pool #AB3218, 3.50%, 7/1/31	198,829
235,559	FNMA Pool #AB5024, 3.00%, 4/1/42	235,948
336,537	FNMA Pool #AB6286, 2.50%, 9/1/27	343,148
410,500	FNMA Pool #AB8144, 5.00%, 4/1/37	454,291
219,365	FNMA Pool #AC8908, 4.50%, 1/1/40	237,701

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$125,768	FNMA Pool #AH3226, 5.00%, 2/1/41	$139,293
74,586	FNMA Pool #AH6186, 4.00%, 2/1/41	79,450
176,905	FNMA Pool #AH7205, 4.50%, 3/1/41	191,741
186,886	FNMA Pool #AH8932, 4.50%, 4/1/41	202,045
192,372	FNMA Pool #AI1019, 4.50%, 5/1/41	208,289
289,895	FNMA Pool #AJ6932, 3.00%, 11/1/26	301,007
510,533	FNMA Pool #AJ9278, 3.50%, 12/1/41	527,709
140,328	FNMA Pool #AQ0287, 3.00%, 10/1/42	139,956
431,192	FNMA Pool #AQ3960, 3.00%, 8/1/28	447,727
382,187	FNMA Pool #AR0930, 2.50%, 1/1/28	389,230
171,468	FNMA Pool #AS0865, 2.50%, 10/1/28	174,626
395,194	FNMA Pool #AS1529, 3.00%, 1/1/29	409,713
457,197	FNMA Pool #AU7025, 3.00%, 11/1/43	457,244
144,416	FNMA Pool #AU7431, 4.50%, 11/1/43	156,130
219,365	FNMA Pool #AU8070, 3.50%, 9/1/43	226,583
189,329	FNMA Pool #AW5055, 3.50%, 7/1/44	195,571
247,533	FNMA Pool #AW9239, 4.50%, 8/1/44	268,161
141,253	FNMA Pool #AX1138, 3.50%, 9/1/44	145,732
120,254	FNMA Pool #AY2728, 2.50%, 2/1/30	121,826
200,000	FNMA Pool #AZ0176, 3.00%, 6/1/45	199,470
213,001	FNMA Pool #MA3894, 4.00%, 9/1/31	227,879
350,000	FNMA Pool TBA, 4.50%, 7/1/45	378,383
237,840	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	236,370
186,827	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	183,345
299,792	GNMA II Pool #MA1090, 3.50%, 6/20/43	312,067
178,995	GNMA II Pool #MA1448, 3.50%, 11/20/43	186,098
208,456	GNMA II Pool #MA1520, 3.00%, 12/20/43	211,775
155,586	GNMA II Pool #MA1922, 5.00%, 5/20/44	170,777
189,388	GNMA II Pool #MA2074, 4.00%, 7/20/44	200,850
375,021	GNMA II Pool #MA2149, 4.00%, 8/20/44	397,718
83,513	GNMA II Pool #MA2304, 4.00%, 10/20/44	88,567
610,154	GNMA II Pool #MA2445, 3.50%, 12/20/44	636,272
184,613	GNMA Pool #650494, 5.50%, 1/15/36	210,244

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,606,735) (6.4%)	17,743,165

U.S. TREASURY OBLIGATIONS (4.9%)

	U.S. TREASURY NOTES & BONDS (4.9%)
250,000	U.S. Treasury Bonds, 5.25%, 11/15/28	325,859
350,000	U.S. Treasury Bonds, 5.38%, 2/15/31	470,504
550,000	U.S. Treasury Bonds, 4.63%, 2/15/40	701,379
100,000	U.S. Treasury Bonds, 4.38%, 5/15/40	123,133
200,000	U.S. Treasury Bonds, 3.75%, 8/15/41	224,578
100,000	U.S. Treasury Bonds, 2.88%, 5/15/43	95,297
250,000	U.S. Treasury Bonds, 3.63%, 8/15/43	275,039
100,000	U.S. Treasury Bonds, 3.63%, 2/15/44	109,945
100,000	U.S. Treasury Bonds, 3.38%, 5/15/44	105,039
300,000	U.S. Treasury Bonds, 3.13%, 8/15/44	300,492
350,000	U.S. Treasury Bonds, 3.00%, 11/15/44	342,371

Principal Amount		Value
$500,000	U.S. Treasury Notes, 0.25%, 10/31/15	$500,234
100,000	U.S. Treasury Notes, 1.75%, 5/31/16	101,305
750,000	U.S. Treasury Notes, 1.50%, 6/30/16	758,671
250,000	U.S. Treasury Notes, 0.50%, 8/31/16	250,352
300,000	U.S. Treasury Notes, 1.00%, 9/30/16	302,273
300,000	U.S. Treasury Notes, 0.38%, 10/31/16	299,813
350,000	U.S. Treasury Notes, 0.50%, 11/30/16	350,219
250,000	U.S. Treasury Notes, 0.88%, 10/15/17	250,567
200,000	U.S. Treasury Notes, 1.88%, 10/31/17	205,078
350,000	U.S. Treasury Notes, 0.63%, 11/30/17	348,496
1,450,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,462,007
600,000	U.S. Treasury Notes, 1.38%, 12/31/18	603,422
550,000	U.S. Treasury Notes, 1.00%, 9/30/19	539,730
350,000	U.S. Treasury Notes, 1.38%, 1/31/20	347,266
500,000	U.S. Treasury Notes, 1.13%, 3/31/20	489,140
100,000	U.S. Treasury Notes, 1.38%, 3/31/20	99,016
200,000	U.S. Treasury Notes, 1.13%, 4/30/20	195,406
300,000	U.S. Treasury Notes, 1.38%, 4/30/20	296,719
150,000	U.S. Treasury Notes, 2.00%, 7/31/20	152,520
200,000	U.S. Treasury Notes, 2.25%, 4/30/21	204,188
200,000	U.S. Treasury Notes, 2.25%, 7/31/21	203,781
450,000	U.S. Treasury Notes, 2.00%, 10/31/21	450,809
450,000	U.S. Treasury Notes, 2.00%, 2/15/22	449,930
150,000	U.S. Treasury Notes, 1.75%, 3/31/22	147,281
50,000	U.S. Treasury Notes, 1.63%, 8/15/22	48,469
250,000	U.S. Treasury Notes, 2.50%, 8/15/23	255,391
100,000	U.S. Treasury Notes, 2.75%, 2/15/24	103,820
500,000	U.S. Treasury Notes, 2.38%, 8/15/24	502,695
70,000	U.S. Treasury Notes, 2.25%, 11/15/24	69,573
100,000	U.S. Treasury Notes, 2.00%, 2/15/25	97,156
250,000	U.S. Treasury Notes, 2.13%, 5/15/25	245,469

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,479,750) (4.9%)	13,404,432

Shares		Value
SHORT-TERM INVESTMENTS (9.6%)

	MONEY MARKET FUNDS (9.6%)
19,535,808	State Street Institutional Liquid Reserves Fund	19,535,808
6,960,316	State Street Navigator Securities Lending Prime Portfolio (4)	6,960,316

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,496,124) (9.6%)	26,496,124

7

June 30, 2015

Shares	Value
TOTAL INVESTMENT SECURITIES (102.8%) (Cost $224,804,996)	$283,027,364

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.8%)	(7,579,611)
NET ASSETS (5) (100%)	$275,447,753
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($275,447,753 ÷ 9,629,406 shares outstanding)	$28.60

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2015, the market value of the securities on loan was $6,811,236.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Securities with an aggregate market value of $6,811,236 were out on loan in exchange for $6,960,316 of cash collateral as of June 30, 2015. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $224,804,996, aggregate gross unrealized appreciation was $59,727,289, aggregate gross unrealized depreciation was $1,504,921 and the net unrealized appreciation was $58,222,368.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

8

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2015:

Investments In Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$191,017,126	$-	$-	$191,017,126
Asset-Backed Securities	-	1,963,179	-	1,963,179
Commercial Mortgage-Backed Securities	-	3,118,148	-	3,118,148
Corporate Bonds & Notes*	-	26,291,830	-	26,291,830
Foreign Government Obligations	-	1,025,596	-	1,025,596
Long-Term Municipal Securities	-	1,711,941	-	1,711,941
Short-Term Municipal Securities	-	255,823	-	255,823
U.S. Government Agency Obligations	-	17,743,165	-	17,743,165
U.S. Treasury Obligations	-	13,404,432	-	13,404,432
Short-Term Investments	26,496,124	-	-	26,496,124

Total Investments in Securities	$217,513,250	$65,514,114	$-	$283,027,364

*	See Schedule of Investments for further classification.

See Notes to Financial Statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended June 30, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended June 30, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 31, 2015